Pensions and other post-employment benefits - Impact asset ceiling (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net defined benefit
Net defined benefit liability (asset) at beginning of period	€ (461)
Interest expense	15	€ 37	€ 65
Net defined benefit liability (asset) at end of period	(103)	(461)
Impact of the asset ceiling
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(499)	(305)
Interest expense	(17)	(12)
Change in asset ceiling, excluding amounts included in interest expense	(82)	(233)
Translation differences	(29)	51
Net defined benefit liability (asset) at end of period	(627)	(499)	(305)
United States Pension benefits
Net defined benefit
Net defined benefit liability (asset) at beginning of period	2,418
Net defined benefit liability (asset) at end of period	2,684	2,418
United States Pension benefits | Impact of the asset ceiling
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(453)	(265)
Interest expense	(16)	(11)
Change in asset ceiling, excluding amounts included in interest expense	(76)	(224)
Translation differences	(28)	47
Net defined benefit liability (asset) at end of period	(573)	(453)	(265)
United States Post-retirement benefits
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(1,986)
Net defined benefit liability (asset) at end of period	(1,987)	(1,986)
Other pensions
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(893)
Net defined benefit liability (asset) at end of period	(800)	(893)
Other pensions | Impact of the asset ceiling
Net defined benefit
Net defined benefit liability (asset) at beginning of period	(46)	(40)
Interest expense	(1)	(1)
Change in asset ceiling, excluding amounts included in interest expense	(6)	(9)
Translation differences	(1)	4
Net defined benefit liability (asset) at end of period	€ (54)	€ (46)	€ (40)